S000090503 [Member] Investment Strategy - DoubleLine Asset-Backed Securities ETF	Sep. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing primarily in asset-backed securities. The Fund may invest in asset-backed securities of any kind, including, without limitation, those backed by motor vehicle installment sales or installment loan contracts, leases of various types of real, personal and other property (including those relating to aircrafts, containers, railroads, telecommunication, energy, and/or other infrastructure assets and infrastructure-related assets), receivables from credit card agreements and automobile finance agreements, home equity sharing agreements, student loans, consumer loans, home equity loans, mobile home loans, boat loans, point‑of‑sale loans, household device payment plans, and loans of any other type, including covenant-lite loans, income from other non-mortgage-related obligations, such as income from business and small business loans, intellectual property royalties, project finance loans, renewable or traditional energy projects, data infrastructure projects, agricultural loans, personal financial assets, timeshare receivables, insurance and litigation finance receivables, and franchise rights. Asset-backed securities in which the Fund may invest also include investments in the form of collateralized debt obligations (“CDOs”), including collateralized bond obligations and collateralized loan obligations. Under normal circumstances, the Fund intends to invest at least 80% of its net assets (plus the amount of borrowings for investment purposes) in asset-backed securities of any kind, including those described above.
DoubleLine ETF Adviser, LP (the “Adviser”) expects to allocate the Fund’s assets among asset-backed securities backed by different types of assets in response to changing market, financial, economic, and political factors and events that the Fund’s portfolio managers believe may affect the values of the Fund’s investments. The allocation of the Fund’s assets to different security types, sectors and issuers will change over time, sometimes rapidly, and the Fund may invest without limit in asset-backed securities backed by assets of a single type or small number of types. The Fund seeks to invest principally in asset-backed securities denominated in U.S. dollars.
Under normal circumstances, the Fund intends to invest predominately in investment grade rated asset-backed securities (i.e., those rated above Ba1 by Moody’s Investors Service, Inc. (“Moody’s”) or above BB+ by S&P Global Ratings. (“S&P”), Fitch Ratings, Inc, or the equivalent by any other nationally recognized rating organization) and unrated instruments considered by the Adviser to be of comparable credit quality. The Fund may invest in fixed income instruments of any credit quality, including those that are at the time of investment unrated or rated BB+ or lower by S&P or Ba1 or lower by Moody’s or the equivalent by any other nationally recognized statistical rating organization. Bonds and other fixed income instruments rated below investment grade, or such instruments that are unrated and determined by the Adviser to be of comparable quality, are high yield, high risk bonds, commonly known as “junk bonds.” Such “junk bonds” also may be considered to possess some speculative characteristics. Generally, lower-rated debt securities offer a higher yield than higher rated debt securities of similar maturity but are subject to greater risk of loss of principal and interest than higher rated securities of similar maturity. The Fund may invest up to 20% of its net assets, at the time of purchase, in fixed income securities and junk bonds rated below investment grade or unrated but determined by the Adviser to be of comparable quality.
The Adviser monitors the duration of the Fund’s portfolio to seek to assess and, in its discretion, adjust the Fund’s exposure to interest rate risk. In managing the Fund’s investments, under normal market conditions, the portfolio managers intend to seek to construct an investment portfolio with a dollar-weighted average effective duration of one year to five years. The effective duration of the Fund’s investment portfolio may vary materially from its target range, from time to time, and there is no assurance that the effective duration of the Fund’s investment portfolio will always be within its target range. Duration is a measure of the expected life of a fixed income instrument that is used to determine the sensitivity of a security’s price to changes in interest rates. Effective duration is a measure of the Fund’s portfolio duration adjusted for the anticipated effect of interest rate changes on bond and mortgage prepayment rates as determined by the Adviser. The Fund may also engage in short sales or take short positions, either to adjust its duration or for other investment purposes.
The Fund may also invest in other fixed income instruments, including, but not limited to, securities issued or guaranteed by the United States Government, its agencies, instrumentalities or sponsored corporations; corporate obligations; mortgage-related debt obligations of any kind; fixed and floating rate loans of any kind (including, among others, assignments, participations, subordinated loans, debtor-in-possession loans, exit facilities, delayed funding loans and revolving credit facilities); and other securities bearing fixed or variable interest rates of any maturity. The Fund may invest a portion of its assets in inverse floater securities and interest-only and principal-only securities.
Portfolio securities may be sold at any time. By way of example, sales may occur when the Fund’s portfolio managers determine to take advantage of what the portfolio managers consider to be a better investment opportunity, when the portfolio managers believe the portfolio securities no longer represent relatively attractive investment opportunities, when the portfolio managers perceive deterioration in the credit fundamentals of the issuer, or when the individual security has reached the portfolio managers’ sell target.
The Fund is classified as a non-diversified fund under the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest in the securities of a smaller number of issuers than a diversified fund.